Statement of Condition- Popular, Inc. (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Assets [Abstract]
Cash And Due From Banks	$ 381,095		$ 423,211		$ 439,363	$ 535,282
Money Market Funds At Carrying Value	1,822,386		858,453
Trading Securities	138,527		339,743
Available For Sale Securities	5,315,159		5,294,800
Other investment securities, at lower of cost or realizable value	161,906		181,752
Loans and Leases Receivable, Allowance	601,792		640,555
Premises and equipment, net	494,581		519,516
Equity Method Investments	225,625		197,006
Total assets	33,096,695		35,749,333
Liabilities And Stockholders Equity Abstract
Other short-term borrowings	21,200		401,200
Notes Payable	1,711,828		1,584,754
Other liabilities	1,012,029		766,792
Total stockholders' equity	4,267,382		4,626,150		4,110,000	3,918,753
Liabilities And Stockholders Equity	33,096,695		35,749,333
Popular, Inc. Holding Co.
Assets [Abstract]
Cash And Due From Banks	20,448		10,595		1,103	6,365
Money Market Funds At Carrying Value	19,747		18,721
Trading Securities	1,640		1,353
Available For Sale Securities	231		204
Other investment securities, at lower of cost or realizable value	9,850	[1]	10,850	[1]
Investments In Bppr And Subsidiaries At Equity	3,389,529		3,127,745
Investments In Popular North America And Subsidiaries At Equity	1,221,670		1,511,335
Investments In Other Subsidiaries At Equity	267,667		217,486
Advances To Subsidiaries	53,769		519,500
Advances to Affiliate	0		0
Loans Gross Carrying Amount Excluding Loans To Subsidiaries And Affiliates	1,717		1,592
Loans and Leases Receivable, Allowance	41		304
Premises and equipment, net	2,512		2,135
Equity Method Investments	47,837		41,248
Other Assets Holding Company Only	20,845		25,947
Total assets	5,057,421		5,488,407
Liabilities And Stockholders Equity Abstract
Other short-term borrowings	0		0
Notes Payable	740,812		822,351
Other liabilities	49,226		39,906
Total stockholders' equity	4,267,383		4,626,150
Liabilities And Stockholders Equity	$ 5,057,421		$ 5,488,407

[1]	Refer to Note 26 to the consolidated financial statements for information on the statutory trusts.